Secured Borrowings (Schedule Of Term Loan) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013	Aug. 09, 2012
Debt Instruments
Outstanding principal balance	$ 3,100,000	$ 75,000
Unamortized debt discount	(10,548)		(8,433)
Secured borrowings, net	2,335,328		2,254,705
Term Loan [Member]
Debt Instruments
Outstanding principal balance	451,547		475,313
Unamortized debt discount	(8,164)		(10,210)	(15,800)
Secured borrowings, net	$ 443,383		$ 465,103